UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

January 1, 2024 to December 31, 2024

Date of Report (Date of earliest event reported) February 7, 2025

Commission File Number of securitizer: 025-05299

Central Index Key Number of securitizer: 0001831952

Access Financial Holdings, LLC1
(Exact name of securitizer as specified in its charter)

Brian Stone, President, (770) 828-2000
(Name and telephone number, including area code, of the person to contact in connection with this filing)

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☒

☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

________________________________________________________
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of depositor: ___________

Central Index Key Number of issuing entity (if applicable): _____________

Central Index Key Number of underwriter (if applicable): _____________

___________________________________________
Name and telephone number, including area code,
of the person to contact in connection with this filing

_________________________

1 Access Financial Holdings, LLC, as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities sponsored by it and outstanding during the reporting period, all of which were privately issued by the following: Perimeter Master Note Business Trust, Series 2024-One, Perimeter Master Note Business Trust, Series 2023-One, Perimeter Master Note Business Trust, Series 2022-One and Perimeter Master Note Business Trust, Series 2021-Two.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

ACCESS FINANCIAL HOLDINGS, LLC (Securitizer)

By:	/s/Brian Stone
Name:	Brian Stone
Title:	President

Dated: February 7, 2025